Basis of preparation, significant judgments, and accounting policies, Current and Deferred Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Current and deferred income tax [Abstract]
Current and deferred income tax charge	$ 0	$ 0	$ 0	$ 0
Deferred tax assets	$ 0		$ 0